Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Income Taxes [Abstract]
Texas margin tax rate	0.70%
Reversed deferred tax liability		$ 0.8